Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ 31,538,062	$ 4,572,589	¥ 7,768,670	¥ (7,179,742)
Net (loss)/income attributable to ordinary shareholders	31,538,062	4,572,589	7,768,670	(7,179,742)
Conversion of convertible bonds to Class A ordinary shares	51,655	7,489
Net (loss)/income attributable to ordinary shareholders - diluted	¥ 31,589,717	$ 4,580,078	¥ 7,768,670	¥ (7,179,742)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding - basic	5,057,540	5,057,540	5,012,651	4,768,343
Adjustments for dilutive RSUs and share options	640,545	640,545	701,113
Dilution effect arising from convertible bonds	63,206,000	63,206,000
Weighted-average number of ordinary shares outstanding - diluted	5,761,291	5,761,291	5,713,764	4,768,343
Basic net income (loss) per share | (per share)	¥ 6.24	$ 0.90	¥ 1.55	¥ (1.51)
Diluted net income (loss) per share | (per share)	¥ 5.48	$ 0.79	¥ 1.36	¥ (1.51)
Shares issued to depository bank (in shares)	273,455,720	273,455,720
Shares settled	271,049,824	271,049,824
Escrow Shares Settled	2,405,896	2,405,896
Common share
Denominator (in thousands of shares):
Shares issued to depository bank (in shares)	220,805,720	220,805,720	40,000,000	12,050,000